EARNINGS (LOSS) PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of earnings per share [Abstract]
Disclosure of earnings per share

	2024	2023	2022
	US cents per share
Basic earnings (loss) per ordinary share	233	(56)	55
The calculation of basic earnings (loss) per ordinary share is based on profits/(loss)
attributable to equity shareholders of $1,004m (2023: ($235m); 2022: $233m) and
430,131,931 (2023: 421,105,111; 2022: 420,197,062) shares being the weighted average number of ordinary shares in issue during the financial year.

Diluted earnings (loss) per ordinary share	233	(56)	55
The calculation of diluted earnings (loss) per ordinary share is based on profits/(loss)
attributable to equity shareholders of $1,004m (2023: ($235m); 2022: $233m) and
430,917,455 (2023: 421,105,111; 2022: 420,869,866) shares being the diluted number of ordinary shares.

In calculating the basic and diluted number of ordinary shares outstanding for the year, the following were taken into consideration:

	Number of shares
	2024	2023	2022
Weighted average number of ordinary shares (1)	430,131,931	421,105,111	420,197,062
Dilutive potential of share options (2)	785,524	—	672,804
Diluted weighted average number of ordinary shares	430,917,455	421,105,111	420,869,866
(1)Employee compensation awards are included in basic earnings per ordinary share from the date that all necessary conditions have been satisfied and it is virtually certain that shares will be issued as a result of employees exercising their options.
(2)Effect of share options for 2023 is anti-dilutive.
11EARNINGS (LOSS) PER ORDINARY SHARE (continued)

	US Dollars
Figures in millions	2024	2023	2022

Headline earnings (loss) (1)
The profit (loss) attributable to equity shareholders was adjusted by the following to arrive at headline earnings (loss):

Profit (loss) attributable to equity shareholders	1,004	(235)	233

(Reversal of impairment)/impairment of tangible assets, right of use assets and investment in joint venture, net	(52)	165	256
(Reversal of impairment)/impairment of tangible and right of use assets	(60)	192	315
Impairment of investment in joint venture	2	1	1
Taxation on (reversal of impairment)/impairment of tangible assets, right of use assets and investment in joint venture	6	(28)	(60)

Loss on derecognition and disposal of tangible assets and right of use assets, net	2	24	—
Loss on derecognition of tangible assets and right of use assets	—	35	4
Loss/(profit) on disposal of tangible assets	2	(6)	(4)
Taxation on derecognition and disposal of tangible assets	—	(5)	—

	954	(46)	489
	US Cents
Headline earnings (loss) per ordinary share (1)
Headline earnings (loss) per ordinary share (2)	221	(11)	116
Diluted headline earnings (loss) per ordinary share (3)	221	(11)	116
(1)The financial measures “headline earnings (loss)” and “headline earnings (loss) per share” are not calculated in accordance with IFRS. These measures are calculated according to the Headline Earnings Circular 1/2023, issued by the South African Institute of Chartered Accountants (SAICA) at the request of the JSE
Limited (JSE). These measures, however, are required to be disclosed by the JSE Listings Requirements and therefore do not constitute Non-GAAP financial measures for purposes of the rules and regulations of the U.S. Securities and Exchange Commission (SEC) applicable to the use and disclosure of Non-GAAP financial measures.
(2)Calculated on the basic weighted average number of ordinary shares.
(3)Calculated on the diluted weighted average number of ordinary shares.